AMG Pantheon Fund, LLC

Schedule of Investments

June 30, 2026 (unaudited)

AMG Pantheon Fund, LLC (a)

Value
Investment in Master Fund - 103.1%
Investment in AMG Pantheon Master Fund, LLC*	$6,726,081,216
Other Assets, less Liabilities - (3.1%)	(199,542,988)
Net Assets - 100.0%	$6,526,538,228

(a)	Invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), an affiliate of the Fund.
*	Investment at cost is $5,366,875,829.

Below is the Portfolio of the Master Fund:

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments
ACP Accelerant Co-Invest, LLC (Financials)(a),(b)	01/31/2022	(c)	$21,758,659	$21,092,349	0.3%
AI ALTIUS & Cy S.C.Sp (Information Technology) (Luxembourg)(a),(b)	02/04/2025	(c)	26,169,082	21,224,415	0.3%
AP VIII Prime Security Services Holdings, L.P. (Industirals)	04/26/2016	(c)	126,408	0	0.0%
APH CUBS Co-invest LP (Financials)(b)	11/16/2018	(c)	2,665,888	6,441,924	0.1%
Apheon Special Opportunities Fund S.C.A. SICAV-RAIF (Healthcare) (Luxembourg)(a),(b)	09/15/2025	(c)	29,347,968	30,899,806	0.5%
APIA BIM FPCI (Information Technology) (France)(b)	02/25/2020	(c)	3,335,836	10,041,840	0.1%
APIA DINO FPCI (Information Technology) (Netherlands)(a),(b)	03/11/2022	(c)	11,199,102	17,720,797	0.3%
APIA OPUS FPCI (Information Technology) (France)(b)	12/22/2020	(c)	4,246,276	6,058,532	0.1%
Apollo DSB Co-Invest, L.P. (Healthcare)(b)	11/14/2018	(c)	2,169,725	10,396,337	0.2%
Armis Investors Holdings, L.P.	02/03/2020	(c)	16,461	0	0.0%
ASTRO Co-Invest, L.P. (Information Technology)(a),(b)	06/26/2025	(c)	27,149,205	37,769,649	0.6%
Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d)	05/13/2022	(c)	5,159,391	3,701,416	0.1%
Baypine Regal Co-Invest, LP (Financials)(a),(b)	04/26/2026	(c)	29,590,000	29,590,000	0.4%
BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b)	01/11/2022	(c)	15,060,297	10,047,582	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b)	03/30/2022	(c)	$16,398,495	$35,079,985	0.5%
Calera XXVIII, LLC (Industrials)(a),(b)	12/29/2025	(c)	25,270,000	26,555,360	0.4%
CB Ignite Holdings, LLC (Consumer Discretionary)(b),(d)	08/12/2016	(c)	1,295,640	1,833,168	0.0%
CD&R Raven Co-Investor, L.P. (Healthcare)(a),(b)	11/15/2024	(c)	13,854,609	18,055,147	0.3%
Cogenuity Co-Invest I LP (Consumer Discretionary)(a),(b)	06/21/2024	(c)	14,762,823	14,740,309	0.2%
Coronet Cyber Security Ltd. (Information Technology) (Israel)(b),(d)	02/03/2023	(c)	4,108,705	193,131	0.0%
Cronus Aggregator Limited (Financials) (United Kingdom)(a),(b),(d)	10/14/2025	(c)	48,638,432	51,433,156	0.8%
Dawn Opportunity LP. (Industrials) (Canada)(a),(b)	12/29/2025	(c)	22,959,078	23,443,535	0.3%
DETZ Co-Investment Aggregator, L.P. (Financials)(b)	12/08/2021	(c)	83,712	18,492	0.0%
Diamond LS I LP (Financials)(b)	12/28/2016	(c)	379,427	1,585,440	0.0%
Digital Bridge Small Cell Holdings, LLC (Information Technology)(b),(d)	11/06/2015	(c)	220,427	0	0.0%
Eagle Investment Trust (Industrials) (Australia)	08/12/2021	(c)	8,811,796	4,774,763	0.1%
ECI 11 FP Limited (Information Technology) (United Kingdom)(b)	06/07/2021	(c)	7,458,486	9,575,637	0.1%
Epsilon Topco Limited (Information Technology)(d)	10/03/2018	(c)	1,783,591	1,862,890	0.0%
Fintech Collective PA1 LLC (Information Technology)(a),(b)	12/23/2022	(c)	5,120,000	12,364,359	0.2%
Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b)	08/04/2022	(c)	18,102,001	21,916,966	0.3%
Five Arrows North Star FAPI IV Co-Invest SCSp SICAV-RAIF (Consumer Discretionary)(a),(b)	05/03/2023	(c)	50,061,088	66,262,728	1.0%
Five Arrows Royal FAPI IV Co-Invest SCSp (Information Technology)(a),(b)	07/01/2024	(c)	18,479,848	19,130,523	0.3%
Five Arrows Spark 2023 FAPI III Co-Invest SCSp (Healthcare) (United Kingdom)(a),(b)	07/19/2023	(c)	18,993,122	15,047,396	0.2%
FPCI Apia Trilogy (Communication Services) (Belgium)(a),(b)	09/16/2021	(c)	11,466,453	17,351,358	0.3%
Fremman 2 MM Co-Investment 1 Albatros SCSP (Healthcare) (Luxembourg)(a),(b)	02/26/2025	(c)	26,355,251	32,935,655	0.5%
Frozen Bakery Holdco, LLC (Consumer Staples)(a),(b),(d)	03/27/2024	(c)	30,350,882	52,751,870	0.8%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
GGV (ET) LLC (Information Technology)(a),(b),(d)	08/08/2022	(c)	$5,072,978	$1,339,881	0.0%
Golden Aggregator, L.P. (Information Technology)(b)	06/28/2021	(c)	15,000,000	12,896,029	0.2%
Greenbriar Coinvestment AIT, L.P. (Industrials)(a),(b)	04/28/2026	(c)	39,702,161	39,642,609	0.6%
Greenbriar CoInvestment WSA, L.P. (Industrials)(a),(b)	05/16/2025	(c)	23,286,468	23,851,153	0.4%
H&F FLASHDANCE PARTNERS II, L.P. (Financials)(b)	07/16/2018	(c)	636,693	892,851	0.0%
H.I.G. CHA, L.P. (Industrials)(a),(b)	05/23/2024	(c)	29,042,333	40,629,358	0.6%
H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b)	07/15/2022	(c)	8,118,276	2,413,460	0.0%
H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b)	02/21/2023	(c)	8,544,732	31,274,845	0.5%
Hadron Holdings (Financials)(a),(b)	10/16/2023	(c)	14,675,111	28,074,297	0.4%
Heartland Dental Holding Corporation (Healthcare)(a),(b),(d)	06/21/2024	(c)	51,496,562	68,085,194	1.0%
Help HP SCF Investor, LP (Information Technology)(b)	05/12/2021	(c)	7,801,392	10,231,778	0.2%
Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(b)	03/18/2020	(c)	449,246	10,256,934	0.2%
Hg Riley Co-Invest L.P. (Information Technology)(a),(b)	09/30/2021	(c)	7,857,364	1,011,297	0.0%
Hg Secular Co-Invest L.P. (Information Technology)(b)	09/16/2020	(c)	3,034,877	4,073,373	0.1%
Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b)	06/29/2022	(c)	42,712,197	69,365,765	1.0%
Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(b)	06/10/2019	(c)	1,934,725	8,827,163	0.1%
High Street HoldCo, LLC (Industrials)(a),(b),(d)	06/27/2024	(c)	40,052,500	35,010,771	0.5%
Hockey Parent Holdings, L.P. (Financials)(b),(d)	09/14/2023	(c)	35,020,279	45,443,908	0.7%
Hygee International SARL (Materials) (France)(b),(d)	12/17/2020	(c)	4,760,163	8,410,624	0.1%
ICG Minimax 2024 Co-Investment I SCSp (Industrials) (Germany)(a),(b)	03/10/2025	(c)	40,852,708	66,901,414	1.0%
IK PF II Luxco 6 S.a r.l. (Industrials) (United Kingdom)(a),(b),(d)	04/12/2024	(c)	29,666,084	39,397,014	0.6%
Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(d)	06/26/2018	(c)	2,200,936	3,389,972	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
Insight Hideaway Aggregator, L.P. (Information Technology)(a),(b)	03/15/2024	(c)	$38,280,027	$55,856,926	0.8%
Insight RF Holdings, LLC (Information Technology)(b)	07/03/2019	(c)	0	25,171	0.0%
ISC CG Parent, LP (Information Technology)(b),(e)	08/28/2025	(c)	32,500,000	38,666,101	0.6%
ISH Co-Invest Aggregator, L.P. (Information Technology)(b)	05/06/2021	(c)	5,588,918	5,638,316	0.1%
IVP XI Celestial Co-Invest LP (Industrials)(b)	06/04/2021	(c)	8,432,483	11,260,959	0.2%
IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b)	10/01/2021	(c)	14,975,392	21,517,235	0.3%
JP Co-Invest, LLC (Consumer Staples)(b)	11/13/2018	(c)	2,231,184	15,776	0.0%
KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b)	03/22/2022	(c)	8,632,039	17,165,737	0.3%
KKR Compass Co-Invest L.P. (Healthcare)(b)	04/25/2024	(c)	52,444,516	75,659,087	1.1%
KKR Gameday Co-Invest L.P. (Consumer Discretionary)(a),(b)	08/19/2024	(c)	31,048,684	45,665,467	0.7%
KKR Ninja Co-Invest L.P. (Information Technology)(a),(b)	11/01/2022	(c)	19,329,413	19,520,443	0.3%
Kwol Co-invest, LP (Healthcare)(a),(b)	12/12/2023	(c)	29,932,910	56,614,481	0.8%
LEP Prelude Co-Invest, L.P. (Healthcare)(b)	07/05/2017	(c)	1,309,118	3,351,635	0.0%
Logan Co-Invest, L.P. (Information Technology)(b)	08/27/2020	(c)	3,937,553	1,622,283	0.0%
Menrva Lead Co-Investment II, L.P. (Consumer Discretionary) (People’s Republic of China)(a),(b)	07/14/2025	(c)	50,054,584	58,285,724	0.9%
Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(b)	09/04/2020	(c)	3,520,820	3,279,670	0.0%
Olive Investments Limited (Industrials)(a),(b)	09/01/2021	(c)	11,222,629	8,320,046	0.1%
Onex ISO Co-Invest LP (Financials)(a),(b)	10/29/2021	(c)	19,692,078	40,976,179	0.6%
Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b)	06/13/2022	(c)	38,904,259	44,293,512	0.7%
Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b)	07/29/2022	(c)	37,824,614	40,714,250	0.6%
Project Second Co-Invest Fund, L.P. (Information Technology)(a),(b)	05/05/2025	(c)	53,971,616	55,193,271	0.8%
Providence IX Maverick Co-Investment L.P. (Information Technology)(a),(b)	05/30/2025	(c)	26,966,251	28,992,687	0.4%
PSC Leto LP Kirkland (Information Technology) (Netherlands)(a),(b)	11/01/2024	(c)	28,033,775	43,413,803	0.6%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b)	07/30/2021	(c)	$12,263,181	$12,573,549	0.2%
PSG LM Co-Investors L.P. (Information Technology)(b)	05/24/2016	(c)	147,783	937,147	0.0%
PX3 Partners Clean LP (Industrials) (Ireland)(a),(b)	06/09/2025	(c)	30,174,789	52,284,460	0.8%
PX3 Partners Cyber LP (Information Technology)(a),(b)	12/22/2025	(c)	44,949,277	57,689,786	0.9%
Quantum Parallel Partners VI-C(A), LP (Energy)(b)	10/16/2015	(c)	14,036	86,259	0.0%
Quantum QEP VII Co-Investment Fund, L.P. (Industrials)(b)	08/30/2018	(c)	1,529,175	1,561,941	0.0%
R Chapel Avenue Holdings Co-Invest B, LP (Financials)(a),(b)	07/08/2024	(c)	11,590,894	25,318,387	0.4%
R Evolution Holdings Co-Invest B, L.P. (Financials)(a),(b)	04/13/2026	(c)	4,343,572	4,246,769	0.1%
RCP Artemis Co-Invest LP (Financials)(b)	08/01/2019	(c)	3,896,150	21,514,330	0.3%
RL Co-investor Aggregator II L.P. (Communication Services)(a),(b)	03/04/2022	(c)	26,203,614	14,407,708	0.2%
Roark Capital Partners II Sidecar LP (Consumer Discretionary)(b)	11/26/2018	(c)	4,720,978	8,998,498	0.1%
SDA Investors Group, LLC - Class A (Healthcare)(b),(d)	08/03/2017	(c)	3,775,914	164,831	0.0%
SDA Investors Group, LLC — Series A Pref(b),(d)	03/26/2026	(c)	1,094,360	2,378,994	0.0%
SDA Investors Group, LLC — Series AA Pref(b),(d)	09/18/2023	(c)	239,147	328,827	0.0%
Shamrock ND Holdco, L.P. (Communication Services)(a),(b)	09/10/2024	(c)	41,250,737	64,132,631	0.9%
Shamrock PN Holdco, L.P. (Industrials)(a),(b)	07/30/2025	(c)	33,749,483	34,525,458	0.5%
Sherman Opportunity-A LP (Financials)(a),(b)	10/28/2022	(c)	26,633,606	62,319,547	0.9%
SignalFire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b)	12/10/2021	(c)	5,109,869	4,958,907	0.1%
SignalFire Opportunities Fund, L.P. - Series 14 (Healthcare)(a),(b)	04/08/2022	(c)	4,977,228	3,670,448	0.1%
SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b)	12/16/2021	(c)	15,563,176	2,264,950	0.0%
SKCP VI STENMARK CO-INVEST, L.P. (Healthcare) (Switzerland)(a),(b)	04/28/2026	(c)	20,498,270	20,498,270	0.3%
STAIRWAY HOLDINGS CO-INVEST, LP (Financials)(a),(b)	09/29/2022	(c)	25,181,264	38,972,772	0.6%
SYFS Co-INVEST, LLC (Healthcare)(b)	09/01/2017	(c)	2,972,962	68,975	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Co-Investments (continued)
TCP DJR Co-Invest Feeder, L.P. (Energy)(b)	11/20/2018	(c)	$3,535,270	$2,391,486	0.0%
TI VI Project Horizon Co-Invest L.P. (Consumer Staples) (Switzerland)(a),(b)	09/30/2024	(c)	43,477,361	60,408,682	0.9%
TI VI RAVEN INVESTMENT AGGREGATOR, L.P. (Healthcare)(a),(b)	04/11/2025	(c)	34,813,052	49,968,922	0.7%
TKC Co-Investment, LLC (Consumer Discretionary)(b)	10/12/2016	(c)	6,749	315,686	0.0%
TPG Atlas Partners, L.P. (Healthcare)(a),(b)	01/06/2026	(c)	4,034,657	3,893,159	0.1%
TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(b)	02/26/2019	(c)	0	8,581,864	0.1%
TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(b)	02/10/2022	(c)	7,940,027	39,574,502	0.6%
TPG Growth V Deacon, L.P. (Information Technology)(a),(b)	11/20/2023	(c)	22,211,221	24,350,338	0.4%
TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b)	07/18/2022	(c)	10,554,497	40,029,622	0.6%
TPG VII Renown Co-Invest I, L.P. (Consumer Staples)(b)	05/09/2018	(c)	1,436,623	4,271	0.0%
Trident VII Co-Invest - A LP (Information Technology)(b)	06/28/2018	(c)	2,312,991	6,994,249	0.1%
TVG-I-E-AEG Holdings (Consumer Discretionary)(b)	01/27/2017	(c)	435,345	2,966,839	0.0%
Verdane P Co-Invest AB (Information Technology) (Norway)(a),(b)	03/30/2022	(c)	7,119,016	2,363,499	0.0%
Vistria AP Investment LLC (Consumer Discretionary)(b),(d)	12/12/2019	(c)	1,881,126	7,828,131	0.1%
WP-LH Co-Invest, L.P. (Materials)(b)	06/25/2015	(c)	197,042	267,144	0.0%
Total Co-Investments			1,914,533,254	2,543,206,802	37.6%
Primary Private Investment Funds
Abry Advanced Securities Fund IV, L.P.	02/19/2019	(c)	3,029,596	2,323,613	0.0%
Accel Core L.P.(a),(b)	06/11/2026	(c)	2,000,000	2,000,000	0.0%
Accel Leaders Fund IV, L.P.(a),(b)	01/20/2026	(c)	14,822,500	15,215,289	0.2%
Accel Leaders Fund IV, L.P.(a),(b)	06/05/2023	(c)	14,304,277	21,245,341	0.3%
Accel London VIII, L.P.(a),(b)	08/21/2024	(c)	5,239,900	5,460,219	0.1%
AH 2026 Fund Multiplexer (Blocked) II-C, L.P.(a),(b)	01/28/2026	(c)	23,500,000	24,336,950	0.4%
American Industrial Partners Fund VIII(a)	04/30/2024	(c)	16,960,686	22,121,300	0.3%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Primary Private Investment Funds (continued)
Banneker Partners III, L.P.(a),(b)	12/19/2025	(c)	$9,494,396	$8,724,259	0.1%
Base10 Advancement Initiative II, L.P.(a),(b)	01/06/2023	(c)	10,502,519	10,134,484	0.2%
Battery Ventures Select Fund II, L.P.(a),(b)	03/09/2022	(c)	4,093,960	5,262,723	0.1%
Battery Ventures XIV, L.P.(a),(b)	07/20/2022	(c)	10,151,073	11,929,372	0.2%
Battery Ventures XV, L.P.(a),(b)	04/30/2026	(c)	600,000	600,000	0.0%
BC European Capital XI (United Kingdom)(a),(b)	02/25/2022	(c)	21,678,707	27,186,688	0.4%
BroadRiver III, L.P.(b)	03/27/2018	(c)	2,558,776	2,368,807	0.0%
Canaan XIII(a),(b)	08/28/2024	(c)	5,175,000	4,909,154	0.1%
ChrysCapital X, LLC (India)(a),(b)	10/30/2025	(c)	2,475,000	988,637	0.0%
Craft Ventures Growth II, L.P.(a)	05/31/2023	(c)	9,232,026	16,265,738	0.2%
Entrepreneurial Equity Partners Fund II, L.P.(a)	06/26/2024	(c)	13,397,878	20,679,754	0.3%
Five Arrows Growth Partners II SCSp (Luxembourg)(a),(b)	09/22/2025	(c)	5,526,004	4,451,270	0.1%
Five Arrows Principal Investments IV SCSp SICAV-RAIF (United Kingdom)(a),(b)	06/17/2022	(c)	19,823,788	20,297,455	0.3%
Forbion Capital Fund VI (Netherlands)(a),(b)	03/01/2023	(c)	4,879,321	7,202,524	0.1%
Fremman 2 MM SCSp (Healthcare) (Luxembourg)(a)	08/01/2025	(c)	15,966,896	14,776,362	0.2%
GSO Capital Opportunities Fund III, L.P.	09/22/2016	(c)	486,426	204,546	0.0%
H&F Arrow 2, L.P.(b)	08/28/2020	(c)	138,913	304,614	0.0%
H.I.G. Advantage Buyout Fund II L.P.(a),(b)	05/06/2024	(c)	3,700,017	1,351,732	0.0%
Hg Saturn 4 A L.P. (United Kingdom)(a),(b)	12/18/2025	(c)	605,363	164,617	0.0%
HGGC Fund IV-A, L.P.(a),(b)	12/03/2021	(c)	18,072,274	24,362,607	0.4%
HIG Middle Market LBO Fund IV, L.P.(a),(b)	05/11/2023	(c)	8,694,455	8,500,033	0.1%
Huron Silver Fund, L.P.(a),(b)	06/11/2026	(c)	2,929,235	2,904,083	0.0%
HX ONE L.P.(a),(b)	06/20/2025	(c)	17,740,694	19,149,539	0.3%
IK Partnership III Fund No. 1 SCSp (United Kingdom)(a),(b)	11/19/2025	(c)	8,488,410	5,760,219	0.1%
IK X Fund No. 1 SCSp (Luxembourg)(a),(b)	02/13/2025	(c)	7,528,977	8,071,900	0.1%
Incline Aviation Fund II(d)	05/07/2021	(c)	7,064,990	8,874,727	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Primary Private Investment Funds (continued)
Incline Aviation I(d)	03/09/2017	(c)	$769,944	$812,761	0.0%
JLL Partners Fund IX, L.P.(a),(b)	06/09/2026	(c)	9,533,481	8,096,410	0.1%
Knox Lane Capital Fund II, L.P.(a),(b)	01/08/2024	(c)	9,867,469	10,536,780	0.2%
Leeds Equity Partners VIII-A, L.P.(a),(b)	12/19/2025	(c)	8,891,217	6,379,285	0.1%
Main Post Growth Capital III (Parallel), L.P.(a),(b)	10/25/2023	(c)	6,578,316	6,525,141	0.1%
NEA 18 Venture Growth Equity, L.P.(a),(b)	02/08/2023	(c)	10,858,544	15,285,720	0.2%
New Enterprise Associates 18, L.P.(a),(b)	02/08/2023	(c)	5,288,065	11,139,433	0.2%
Nexus Special Situations IV, L.P.(a)	04/30/2024	(c)	5,665,648	6,408,044	0.1%
Norvestor IX SCSp (Norway)(a)	04/20/2023	(c)	11,239,454	17,711,768	0.3%
Oak HC/FT VI, L.P.(a),(b)	04/25/2026	(c)	6,352,307	5,386,770	0.1%
PSC V (A), LP (United Kingdom)(a),(b)	02/19/2025	(c)	13,852,848	16,937,932	0.3%
PSG Encore-A L.P.(a),(b)	03/23/2022	(c)	22,128,658	22,463,940	0.3%
PX3 Partners Fund I LP (United Kingdom)(a),(b)	06/10/2025	(c)	16,752,973	23,888,336	0.4%
RedBird Capital Partners Fund IV, L.P.(a),(b)	01/29/2024	(c)	23,006,293	26,457,978	0.4%
Redpoint Ventures IX, L.P.(a),(b)	10/03/2022	(c)	5,426,301	7,404,770	0.1%
SignalFire Breakout Fund III, L.P.(a),(b)	01/31/2022	(c)	8,913,385	12,836,199	0.2%
SignalFire Fund IV, L.P.(a),(b)	01/31/2022	(c)	4,574,073	7,267,769	0.1%
SignalFire VSS I, L.P.(a),(b)	01/31/2022	(c)	4,875,000	6,808,675	0.1%
SK Capital Partners VI(a),(b)	09/22/2023	(c)	5,294,777	8,582,846	0.1%
Towerbrook Investors VI (OS), L.P.(a)	07/24/2024	(c)	22,047,506	26,243,434	0.4%
TPG Growth V, L.P.(a),(b)	09/17/2021	(c)	16,318,072	24,346,824	0.4%
TPG Growth VI, L.P.(a),(b)	08/07/2025	(c)	23,138,967	23,952,582	0.4%
Triton Fund 6 SCSp (Luxembourg)(a),(b)	12/18/2025	(c)	0	3,150,684	0.1%
Valeas Capital Partners Fund II-A LP(a)	12/08/2025	(c)	3,033,849	2,568,398	0.0%
Valeas Capital Partners I-A LP(a)	02/27/2023	(c)	17,123,392	28,914,256	0.4%
Total Primary Private Investment Funds			552,392,596	658,235,291	9.8%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds
3i Venice SCSp (United Kingdom)	01/15/2020	(c)	$4,441,466	$25,365,175	0.4%
7RIDGE Investments 7 Limited Partnership (United Kingdom)(a),(b)	05/06/2026	(c)	37,369,270	53,459,151	0.8%
7RIDGE Investments 7 Limited Partnership (United Kingdom)(a),(b)	11/03/2025	(c)	48,494,681	65,601,819	1.0%
A&M Capital Europe, SCSp (Spain)(a),(b)	12/29/2023	(c)	8,542,583	11,122,571	0.2%
A9 EUR (Feeder) L.P. (France)(a)	09/30/2024	(c)	4,514,529	3,594,007	0.1%
AAC Capital Benelux Fund III C.V. (Netherlands)(a),(b)	06/30/2026	(c)	2,802,838	3,456,463	0.1%
Abry Advanced Securities Fund III, L.P.(b)	03/31/2021	(c)	1,344,489	8,460	0.0%
ABRY Heritage Partners, L.P.(e)	03/31/2021	(c)	155,724	217,504	0.0%
ABRY Partners IX, L.P.(b),(e)	03/31/2021	(c)	1,169,256	1,541,383	0.0%
ABRY Partners VII, L.P.(b),(e)	03/31/2021	(c)	263,874	169,408	0.0%
ABRY Partners VIII, L.P.(b),(e)	03/31/2021	(c)	475,648	119,597	0.0%
ABRY Senior Equity IV, L.P.(e)	03/31/2021	(c)	183,748	117,027	0.0%
ABRY Senior Equity V, L.P.(e)	03/31/2021	(c)	690,258	1,085,365	0.0%
ACON Equity Partners 3.5, L.P.(e)	01/12/2022	(c)	1,406,134	1,323,515	0.0%
ACON Equity Partners IV, L.P.(b),(e)	01/04/2022	(c)	4,181,110	3,981,806	0.1%
ACP Investment Fund II, L.P.(b),(e)	06/30/2023	(c)	11,307,974	5,165,161	0.1%
Advent International GPE IX Limited Partnership(a),(b)	03/31/2026	(c)	13,401,322	14,083,581	0.2%
Advent International GPE IX-C Limited Partnership(a),(b)	03/31/2024	(c)	13,805,196	13,724,831	0.2%
Advent International GPE VIII-B Limited Partnership(a),(b)	03/31/2026	(c)	4,818,080	5,598,076	0.1%
Advent International GPE VIII-B-3 Limited Partnership(a),(b)	03/31/2024	(c)	5,637,226	4,500,822	0.1%
Advent International GPE X Limited Partnership(b),(e)	03/31/2026	(c)	15,507,726	15,799,171	0.2%
Affinity Asia Pacific Fund III L.P. (Cayman Islands)(a),(b)	06/30/2026	(c)	40,980	71,550	0.0%
Alder Strategic Opportunities Fund I AB (Sweden)(a),(b)	03/30/2026	(c)	25,442,751	25,731,728	0.4%
Alpine Investors Apex CV-A, LP(a),(b)	10/20/2023	(c)	54,463,071	92,797,633	1.4%
Alpine Investors TEAM CV Feeder, LLC(b)	12/17/2020	(c)	155,132	420,887	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Altamont Capital Partners III, L.P.(b),(e)	06/30/2023	(c)	$65,259,124	$51,123,251	0.8%
Altor Fund II (No. 2) Limited Partnership (Denmark)(a),(b)	03/31/2024	(c)	442,936	141,789	0.0%
Altor Fund III (No. 2) Limited Partnership (Sweden)(a),(b)	03/31/2024	(c)	1,159,905	745,879	0.0%
Altor Fund III (No. 2) Limited Partnership (Sweden)(b),(e)	04/07/2022	(c)	917,544	294,962	0.0%
Altor Fund IV (No. 1) AB (Sweden)(a),(b)	04/08/2022	(c)	3,155,047	2,493,368	0.0%
Altor Fund IV (No. 2) AB (Sweden)(a),(b)	03/31/2024	(c)	5,203,621	5,780,412	0.1%
Altor Fund IV (No. 1) AB (Sweden)(a),(b)	06/30/2025	(c)	15,810,567	15,958,808	0.2%
Altor Fund V (No. 1) AB (Sweden)(a),(b)	04/08/2022	(c)	6,930,260	8,660,481	0.1%
Altor Fund V (No. 2) AB (Sweden)(a),(b)	03/31/2024	(c)	15,617,894	20,648,174	0.3%
Altor Fund V (No. 2) AB (Sweden)(a),(b)	06/30/2025	(c)	31,824,384	40,245,110	0.6%
Antin Infrastructure Partners III-B SCSp (Spain)(b)	11/04/2020	(c)	3,182,475	4,093,887	0.1%
Apax France VIII-A FCPR (France)(b)	01/22/2019	(c)	624,025	19,302	0.0%
Apollo Overseas Partners (Delaware 892) VI, L.P.(a),(b)	06/30/2026	(c)	931,714	1,871,107	0.0%
Apollo Overseas Partners IX, L.P.(a),(b)	09/30/2024	(c)	6,624,175	7,352,211	0.1%
Archer Capital GF Trust 2B (Australia)(b)	03/04/2020	(c)	735,823	351,477	0.0%
Archer Capital Trust 5B (Australia)(b)	03/04/2020	(c)	714,307	55,199	0.0%
Ares Corporate Opportunities Fund IV, L.P.(b)	04/13/2017	(c)	1,164,101	199,380	0.0%
Astorg CF II (GP) (Netherlands)(a),(b)	09/24/2024	(c)	18,059,100	28,864,592	0.4%
August Equity Partners IV Executives Partnership LP (United Kingdom)(a)	12/29/2023	(c)	5,947,640	2,184,462	0.0%
Aztiq Fund I SCSp(b)	05/13/2019	(c)	2,980,364	2,427,298	0.0%
Bain Capital Fund XII, L.P.(a),(b)	06/30/2024	(c)	9,995,307	5,102,176	0.1%
Balderton Capital V, L.P. (United Kingdom)(a),(b)	10/01/2024	(c)	9,877,941	8,418,063	0.1%
Banc Fund IX L.P.(b)	01/19/2016	(c)	593	0	0.0%
Base10 Partners I, L.P.(a),(b)	08/03/2022	(c)	4,844,530	5,019,620	0.1%
BC European Capital X-3 LP (United Kingdom)(a),(b)	09/30/2024	(c)	5,717,417	5,415,863	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
BE VI ‘D’ LP (United Kingdom)(a)	09/30/2024	(c)	$9,328,116	$7,673,262	0.1%
Berkshire Fund IX Coinvestment Fund L.P.(b),(e)	04/08/2022	(c)	3,024,340	3,743,747	0.1%
Berkshire Fund IX, L.P.(e)	09/03/2021	(c)	6,283,780	7,260,544	0.1%
Berkshire Fund VI, Limited Partnership(a),(b)	04/08/2022	(c)	789,053	46,215	0.0%
Berkshire Fund VII, L.P.(a),(b)	04/08/2022	(c)	158,722	0	0.0%
Berkshire Fund VIII L.P.(a),(b)	04/08/2022	(c)	1,648,343	227,723	0.0%
Berkshire Fund X-A, L.P.(a)	11/16/2021	(c)	2,419,095	2,859,418	0.0%
BFG Global Emerging Markets Partners, L.L.C.(a),(b)	06/30/2026	(c)	24,222	48,629	0.0%
Blackstone Capital Partners VI L.P.(e)	04/07/2022	(c)	207,994	77,942	0.0%
Blackstone Capital Partners VIII L.P.(e)	10/01/2024	(c)	18,962,312	27,232,311	0.4%
Blackstone Energy Partners II L.P.(e)	10/01/2024	(c)	4,627,364	5,232,191	0.1%
Boom Co-Invest B, L.P.(a),(b)	01/02/2024	(c)	3,154,691	4,776,397	0.1%
BPE 3 Unternehmensbeteiligungen GmbH & Co. KG (Germany)(a),(b)	11/22/2024	(c)	1,983,010	1,597,959	0.0%
Brentwood Associates Opportunities Fund II-A, L.P.(a),(b)	07/18/2025	(c)	41,724,916	59,469,764	0.9%
Brentwood Associates Private Equity V, L.P.(b),(e)	10/01/2024	(c)	13,970,423	15,922,061	0.2%
Bridgepoint Europe IV ‘A’ LP (United Kingdom)(a),(b)	12/29/2023	(c)	24,076	51,033	0.0%
Bridgepoint Europe V A1 LP(a),(b)	09/30/2025	(c)	2,699,583	3,621,334	0.1%
Calera Capital Partners V L.P.(b)	04/25/2016	(c)	55,929	60,845	0.0%
CapVest Strategic Opportunities 2 SCSp (United Kingdom)(b)	12/01/2020	(c)	270,518	935	0.0%
Carlyle Global Infrastructure Opportunity Fund, L.P.(e)	04/21/2022	(c)	11,587,036	17,874,419	0.3%
Carlyle Renewable and Sustainable Energy Fund II, S.C.Sp.(a),(b)	11/29/2022	(c)	1,019,824	1,551,894	0.0%
CB Offshore Equity Fund IX, Limited Partnership(a),(b)	12/31/2024	(c)	10,619,260	10,099,183	0.2%
CB Offshore Equity Fund X, Limited Partnership(a)	12/31/2024	(c)	7,477,416	8,386,287	0.1%
CB Offshore Equity Overage Fund X, Limited Partnership(a)	12/31/2024	(c)	6,827,507	6,512,950	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
CBPE Capital Fund IX B, L.P. (United Kingdom)	12/31/2020	(c)	$1,884,675	$1,658,265	0.0%
CD&R Value Building Partners I, L.P.(a)	12/17/2021	(c)	33,743,087	52,274,978	0.8%
Centerbridge Falcon Acquisition Fund, L.P. (Canada)(a),(b)	08/21/2025	(c)	24,159,554	31,057,366	0.5%
CenterGate Capital Partners I, L.P.(a),(b)	10/02/2024	(c)	939,576	1,177,870	0.0%
Charlesbank Equity Fund IX Overage Program(b),(e)	10/01/2024	(c)	485,243	743,577	0.0%
Charlesbank Equity Fund IX, Limited Partnership(b),(e)	10/01/2024	(c)	2,234,510	2,527,944	0.0%
Charlesbank Equity Fund VII, Limited Partnership(b),(e)	10/01/2024	(c)	9,345	6,435	0.0%
Charlesbank Equity Fund VIII, Limited Partnership(b),(e)	10/01/2024	(c)	1,141,410	1,113,399	0.0%
CIVC SIB CF, L.P. (Canada)(a),(b)	05/03/2023	(c)	28,995,630	48,709,095	0.7%
Clayton, Dubilier & Rice Fund XI, L.P.(b),(e)	03/31/2026	(c)	15,205,940	18,234,516	0.3%
Clayton, Dubilier & Rice Fund XII, L.P.(a),(b)	03/31/2026	(c)	14,623,427	14,084,120	0.2%
Clearlake Capital Partners VII (Offshore), LP(a),(b)	12/29/2023	(c)	5,190,442	5,629,290	0.1%
Clearview Capital Fund III, L.P.(a),(b)	05/31/2023	(c)	779,336	778,691	0.0%
Clearview Capital Fund IV, L.P.(a),(b)	05/31/2023	(c)	7,298,319	8,336,617	0.1%
Clearview Capital Fund V, L.P.(a),(b)	05/19/2023	(c)	1,029,843	1,124,077	0.0%
Clearview Capital Mezzanine Fund I, L.P.(a)	05/16/2023	(c)	465,451	478,953	0.0%
DevCo Partners I Ky (Finland)(b)	06/30/2025	(c)	25,630,682	35,599,743	0.5%
Diablo Investment Fund, L.P.(b),(e)	08/09/2024	(c)	634,962	936,102	0.0%
Digital Colony Partners, L.P. (Luxembourg)(a),(b)	01/31/2024	(c)	57,819,282	60,751,921	0.9%
DPE Continuation Fund I geschlossene Spezial-Investment GmbH & Co. KG (Germany)(a),(b)	10/12/2022	(c)	39,568,174	59,295,012	0.9%
DW Healthcare Partners III, L.P.(a),(b)	10/01/2024	(c)	76,925	123,340	0.0%
DW Healthcare Partners IV, L.P.(a),(b)	10/01/2024	(c)	1,240,819	1,579,090	0.0%
DW Healthcare Partners MLG CV, L.P.(a),(b)	11/25/2024	(c)	792,484	1,264,505	0.0%
DW Healthcare Partners Small Cap, L.P.(a),(b)	10/01/2024	(c)	455,555	328,341	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
DW Healthcare Partners V, L.P.(a),(b)	10/01/2024	(c)	$3,610,243	$7,321,203	0.1%
EQT IX (No. 2) EUR SCSP (Sweden)(a),(b)	12/29/2023	(c)	27,172,774	31,515,764	0.5%
EQT VII (No. 1) LP (Denmark)(a),(b)	12/29/2023	(c)	8,568,339	5,243,662	0.1%
EQT VIII (No. 1) SCSP(a),(b)	12/29/2023	(c)	12,654,546	8,374,941	0.1%
Equistone Partners Europe Fund VI “A” SCSp (France)(a)	09/30/2024	(c)	3,467,256	3,633,011	0.1%
Equistone Partners Europe Fund VI “B” SCSp (Luxembourg)(a)	12/31/2024	(c)	11,283,779	17,631,989	0.3%
Ergon svt Long Term Value Fund SCSp (Germany)(b)	02/24/2021	(c)	4,790,709	7,244,030	0.1%
ESDF V, L.P.(a),(b)	06/30/2026	(c)	1,681,901	3,142,511	0.0%
Flexpoint Fund IV-B, L.P.(a),(b)	03/31/2024	(c)	11,610,078	12,360,858	0.2%
Flexpoint Overage Fund IV-B, L.P.(a),(b)	03/31/2024	(c)	3,673,390	3,714,879	0.1%
Francisco Partners Agility A, L.P.(a),(b)	06/30/2025	(c)	7,817,759	6,227,966	0.1%
Francisco Partners Agility III, L.P.(b),(e)	03/31/2026	(c)	3,023,089	3,085,062	0.0%
Francisco Partners III, L.P.(b)	01/05/2015	(c)	81,222	24,510	0.0%
Francisco Partners IV-A, L.P.(a),(b)	06/30/2025	(c)	6,959,482	4,995,931	0.1%
Francisco Partners V-A, L.P.(a),(b)	06/30/2025	(c)	13,197,796	12,895,306	0.2%
Francisco Partners VI-B, L.P.(a),(b)	01/02/2024	(c)	6,951,626	10,009,957	0.2%
Francisco Partners VII, L.P.(b),(e)	03/31/2026	(c)	9,096,118	9,954,032	0.2%
FSN Capital VI L.P. (Denmark)(a),(b)	03/31/2024	(c)	12,858,473	13,191,527	0.2%
Fund IX Offshore Overage Program II(a),(b)	12/31/2024	(c)	6,760,305	6,467,007	0.1%
GBOF V Feeder SCS (Netherlands)(a),(b)	06/30/2026	(c)	4,180,525	5,218,109	0.1%
General Catalyst Group VI, L.P.(a),(b)	06/30/2025	(c)	19,715,300	15,604,616	0.2%
General Catalyst Group VIII Supplemental, L.P.(a),(b)	06/30/2025	(c)	1,919,554	1,801,278	0.0%
General Catalyst Group VIII, L.P.(a),(b)	06/30/2025	(c)	18,058,527	24,232,757	0.4%
Genstar Capital Partners X L.P.(a),(b)	12/29/2023	(c)	3,519,042	4,202,185	0.1%
GENUI II GmbH & Co. geschl. InvKG (Germany)(a)	10/01/2024	(c)	5,347,888	2,270,544	0.0%
GHO Capital Vanquish LP (United Kingdom)(a),(b)	05/22/2023	(c)	40,308,161	21,377,124	0.3%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
GIP Aquarius Fund, SCSp (Brazil)(a),(b)	10/19/2021	(c)	$11,370,212	$15,921,850	0.2%
GLOBAL INFRASTRUCTURE PARTNERS II-C, L.P. (United Kingdom)(a)	12/30/2022	(c)	4,488,710	1,844,036	0.0%
GLOBAL INFRASTRUCTURE PARTNERS III-C, L.P.(a)	12/30/2022	(c)	982,809	870,395	0.0%
Graham Partners OptConnect Continuation Fund Parallel, L.P.(a),(b)	12/20/2022	(c)	30,282,069	49,330,413	0.7%
Great Hill Equity Partners V, L.P.(a)	06/30/2025	(c)	4,565,326	4,239,707	0.1%
Great Hill Equity Partners VI, L.P.(b),(e)	06/30/2025	(c)	12,516,157	15,066,557	0.2%
Great Hill Equity Partners VII, L.P.(b),(e)	06/30/2025	(c)	11,462,637	11,295,888	0.2%
Greenbriar Equity Fund III, L.P.(b),(e)	03/31/2021	(c)	1,292,460	641,370	0.0%
Gryphon Partners VI-A, L.P.(a)	12/29/2023	(c)	9,917,768	13,831,589	0.2%
GSP 2.0, L.P.(b),(e)	09/30/2024	(c)	1,388,847	2,515,247	0.0%
GSP 3.0 Fund, L.P.(b),(e)	09/30/2024	(c)	2,837,951	4,193,801	0.1%
Hellman & Friedman Capital Partners VII, L.P.(b)	10/01/2019	(c)	794,730	33,179	0.0%
Hellman & Friedman Capital Partners X (Parallel), L.P.(a)	09/27/2024	(c)	36,292,438	40,484,345	0.6%
Hg Saturn 2 B LP (United Kingdom)(a),(b)	01/02/2024	(c)	5,140,176	6,183,657	0.1%
Hosen FCV I, L.P. (Australia)(a),(b)	04/13/2022	(c)	23,039,243	32,521,309	0.5%
Housatonic Equity Investors V, L.P.(b),(e)	04/07/2022	(c)	1,041,517	1,116,932	0.0%
Housatonic Equity Investors VI, L.P.(b),(e)	04/07/2022	(c)	6,976,891	10,566,691	0.2%
Icon Partners IV, L.P.(b)	05/24/2021	(c)	16,369,528	20,286,067	0.3%
Idinvest Growth Secondary SLP (France)(b)	05/21/2020	(c)	1,736,921	2,946,869	0.0%
IK SC Strategic Opportunities I SCSp (Netherlands)(a),(b)	04/18/2024	(c)	17,299,440	23,548,395	0.4%
IK Small Cap II Fund No. 2 SCSp (Luxembourg)(a),(b)	09/30/2025	(c)	1,401,757	1,348,471	0.0%
IK VIII No. 3 LP (United Kingdom)(a),(b)	09/30/2025	(c)	3,749,759	3,496,828	0.1%
Industrial Opportunity Partners II, L.P.(a),(b)	04/01/2022	(c)	92,684	238,306	0.0%
Industrial Opportunity Partners III, L.P.(a),(b)	04/01/2022	(c)	3,785,091	5,511,972	0.1%
Industrial Opportunity Partners IV, L.P.(a),(b)	05/06/2022	(c)	2,649,136	3,178,386	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Insight Partners Fund XI Follow-On Fund, L.P.(a)	06/30/2025	(c)	$1,656,941	$2,040,961	0.0%
Insight Partners XII Buyout Annex Fund, L.P.(b),(e)	06/30/2025	(c)	3,055,261	3,530,526	0.1%
Insight Partners XII, L.P.(b),(e)	06/30/2025	(c)	20,470,123	26,873,544	0.4%
Insight Venture Partners (Cayman) X, L.P.(a)	01/04/2022	(c)	14,175,222	10,749,530	0.2%
Insight Venture Partners Coinvestment Fund II, L.P.(a),(b)	06/30/2025	(c)	3,131,547	3,368,427	0.1%
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(b),(e)	03/31/2023	(c)	19,947,827	8,630,477	0.1%
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(b),(e)	06/30/2025	(c)	3,225,499	1,651,009	0.0%
Insight Venture Partners IX, L.P.(e)	03/31/2023	(c)	20,207,335	20,435,753	0.3%
Insight Venture Partners IX, L.P.(e)	06/30/2025	(c)	12,724,521	11,728,067	0.2%
Insight Venture Partners IX, L.P.	01/02/2020	(c)	3,833,210	3,805,076	0.1%
Insight Venture Partners VII, L.P.(a),(b)	06/30/2025	(c)	1,185,268	1,181,324	0.0%
Insight Venture Partners VIII, L.P.(b),(e)	06/30/2025	(c)	4,978,331	5,327,672	0.1%
Insight Venture Partners X, L.P.(e)	06/30/2025	(c)	17,543,010	19,278,941	0.3%
Insight Venture Partners X, L.P.(a)	03/31/2023	(c)	23,613,028	33,990,453	0.5%
Insight Venture Partners XI, L.P.(e)	06/30/2025	(c)	30,160,120	27,437,209	0.4%
Insight Venture Partners XI, L.P.(e)	03/31/2023	(c)	17,082,587	22,310,583	0.3%
J.H. Whitney VI, L.P.(a),(b)	06/30/2026	(c)	2,688,171	2,030,835	0.0%
JLL PARTNERS FUND VII SECONDARY (A-SQ), L.P.(a),(b)	04/30/2025	(c)	10,112,764	10,083,893	0.2%
JLL Partners Fund VII, L.P.(a),(b)	10/01/2024	(c)	22,388,398	8,097,164	0.1%
JLL Partners Fund VIII Secondary (SV), L.P.(a),(b)	02/26/2025	(c)	45,248,117	57,010,347	0.8%
John Hancock Infra Fund I, L.P.(a)	01/31/2024	(c)	22,803,290	30,494,921	0.5%
K4 Private Investors, L.P.(a),(b)	10/01/2024	(c)	5,764,998	6,587,297	0.1%
Kedaara Capital Fund II LLP (India)(a),(b)	09/19/2025	(c)	71,373,884	90,211,229	1.3%
KKR Americas Fund XII L.P.(a)	09/30/2024	(c)	9,543,995	9,529,976	0.1%
KKR Mezzanine Partners I L.P.(a),(b)	04/07/2022	(c)	100,499	7,391	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
L Catterton Asia 3 LP (People’s Republic of China)(a),(b)	09/30/2024	(c)	$8,359,282	$7,788,602	0.1%
LEP Opportunities I, L.P.(b)	06/30/2021	(c)	13,126,062	16,833,676	0.3%
Linden Opportunities Fund, L.P.(a),(b)	09/01/2022	(c)	25,581,833	29,325,529	0.4%
Lindsay Goldberg - Attain, L.P.(a)	12/02/2024	(c)	35,725,740	40,098,058	0.6%
LORIENT PEREGRINE INVESTMENT, LP(a),(b)	11/25/2022	(c)	20,151,943	20,072,104	0.3%
Madison Dearborn Capital Partners VII-C, L.P.(a)	01/01/2025	(c)	5,697,025	5,618,508	0.1%
Marwyn Value Investors II L.P. (Spain)(a),(b)	04/01/2022	(c)	729,919	1,613,325	0.0%
MC Private Equity Partners I-A LP(b),(e)	03/31/2021	(c)	3,374,796	2,287,073	0.0%
Medicxi Secondary I, L.P. (United Kingdom)(b)	09/21/2020	(c)	50,531	5,180,318	0.1%
MIC Capital Partners III Parallel (Cayman) LP(b)	04/14/2021	(c)	4,039,140	4,423,583	0.1%
MVI II Co-Invest LP (Spain)(a),(b)	04/01/2022	(c)	285,299	549,212	0.0%
New Silk Route PE Asia Fund, L.P. (Cayman Islands)(a),(b)	06/30/2026	(c)	386,511	744,723	0.0%
Nordic Capital CF1 Alpha, L.P. (Norway)(b)	03/11/2022	(c)	23,039,080	27,759,567	0.4%
North Haven Capital Partners CV-A LP(a),(b)	11/15/2021	(c)	11,809,205	19,338,094	0.3%
North Haven Capital Partners W50 CV LP(a),(b)	03/21/2024	(c)	61,740,000	77,218,326	1.1%
Oakley Capital Guinness B1 SCSp (Germany)(a),(b)	06/09/2023	(c)	40,199,373	63,955,327	0.9%
Oaktree Special Situations Fund, L.P.(b),(e)	04/07/2022	(c)	530,632	632,139	0.0%
One Equity Partners VI, L.P.(a),(b)	04/08/2022	(c)	925,417	230,793	0.0%
PAI Europe VII-1 S.L.P. & PAI Europe VII-1 SCSp (France)(a),(b)	09/30/2025	(c)	8,561,588	9,076,809	0.1%
PAI Strategic Partnerships SCSp (United Kingdom)(b)	12/10/2019	(c)	0	17,645	0.0%
Parthenon Kairos, L.P.(a),(b)	03/02/2026	(c)	37,616,422	38,189,476	0.6%
Parthenon Kairos, L.P.(b)	03/03/2026	(c)	30,617,407	31,423,135	0.5%
Pegasus Partners V, L.P.(a),(b)	10/01/2024	(c)	2,831,004	2,441,522	0.0%
Pegasus WSJLL Fund, L.P.(a),(b)	12/14/2021	(c)	19,513,273	22,589,324	0.3%
PennantPark Senior Credit Fund Cayman Levered Feeder, LP.(b)	06/29/2021	(c)	9,113,654	7,980,794	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Phoenix Equity Partners 2016 LP (Guernsney)(a),(b)	06/30/2026	(c)	$4,238,567	$5,628,997	0.1%
Platinum Equity Imola Co-Investors Holdings, L.P.(a),(b)	03/31/2024	(c)	2,773,705	3,471,943	0.1%
Portobello Capital Fondo IV, FCR (Spain)(a),(b)	12/29/2023	(c)	4,448,501	8,385,724	0.1%
Portobello Fondo III, FCR (Spain)(a),(b)	12/29/2023	(c)	4,139,581	4,904,122	0.1%
Providence Equity Partners (Docente) S.C.SP. (Luxembourg)(a),(b)	06/25/2025	(c)	33,378,042	35,805,374	0.5%
Providence Equity Partners VI, L.P.(b)	12/31/2014	(c)	94,585	595	0.0%
Providence Equity Partners VI-A, L.P.(a),(b)	06/30/2026	(c)	4,071	49,612	0.0%
PSC III G, L.P. (United Kingdom)(a),(b)	04/04/2022	(c)	5,090,325	4,946,159	0.1%
QHP Sapphire SPV, L.P.(a),(b)	12/08/2025	(c)	72,234,766	91,455,156	1.4%
Reverence Capital Partners Olympus CV LP(a),(b)	04/24/2026	(c)	33,923,328	34,196,323	0.5%
RL Co-investor Aggregator L.P.(a),(b)	05/16/2022	(c)	12,466,581	6,821,900	0.1%
Roark Capital Partners CF LP(a)	08/26/2022	(c)	19,019,752	33,463,889	0.5%
Roark Capital Partners III LP(a)	04/26/2024	(c)	11,315,652	11,788,275	0.2%
Roark Capital Partners IV LP(e)	04/26/2024	(c)	15,904,019	21,548,846	0.3%
RREF I SPV, L.P.(a),(b)	05/13/2022	(c)	2,388,123	5,731,680	0.1%
Samson Brunello 2, L.P.(b)	02/19/2021	(c)	96,157	222,131	0.0%
Samson Hockey 2, L.P.(b)	12/23/2020	(c)	100,541	196,307	0.0%
Samson Shield 2, L.P.(b)	12/23/2020	(c)	446,045	268,437	0.0%
Sentinel Capital Partners VII, LP(b),(e)	03/31/2026	(c)	2,086,873	1,575,500	0.0%
SGP II CF Feeder, L.P.(a),(b)	08/12/2022	(c)	22,227,356	35,177,934	0.5%
Silver Lake Partners III, L.P.(a),(b)	06/30/2026	(c)	57,005	104,217	0.0%
Silver Lake Partners V, L.P.(a)	09/30/2024	(c)	8,162,208	9,806,416	0.1%
Silver Lake Partners V, L.P.(a)	01/04/2022	(c)	15,352,458	11,900,956	0.2%
Silver Oak Services Fund IV, L.P.(b),(e)	04/07/2022	(c)	5,988,990	8,272,415	0.1%
Siris Partners III, L.P.(a),(b)	04/07/2022	(c)	5,927,214	1,587,192	0.0%
Siris Partners III, L.P.(a),(b)	04/01/2022	(c)	2,187,694	595,189	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Siris Partners IV, L.P.(a),(b)	04/01/2022	(c)	$3,175,452	$2,502,255	0.0%
Siris Partners V, L.P.(a),(b)	04/25/2026	(c)	34,620	0	0.0%
Soho Square Partnership Capital Feeder Fund I S.C.Sp. (United Kingdom)(a),(b)	09/01/2021	(c)	4,677,059	9,384,070	0.1%
Solace Capital Special Situations Fund, L.P.(a),(b)	08/06/2021	(c)	8,829,195	16,495,119	0.2%
Summit Partners Growth Equity Fund IX-A, L.P.(b),(e)	10/01/2024	(c)	10,488,444	11,176,821	0.2%
TA Atlantic and Pacific VI L.P.(a),(b)	06/30/2026	(c)	379,481	913,252	0.0%
Tailwind Capital Partners III (Cayman), L.P.(a)	06/30/2025	(c)	11,654,986	12,369,922	0.2%
Tene GPL Qnergy Limited Partnership (Israel)(b)	12/09/2025	(c)	2,190,240	1,844,299	0.0%
The Baring Asia Private Equity Fund V, LP (Canada)(a),(b)	12/31/2024	(c)	1,111,998	527,150	0.0%
The Huron Fund V, LP(a),(b)	03/31/2024	(c)	4,911,232	0	0.0%
The Veritas Capital Fund VIII, L.P.(a),(b)	12/31/2024	(c)	26,187,057	31,079,826	0.5%
The Veritas Capital Fund VIII, L.P.(a),(b)	03/31/2026	(c)	24,852,130	29,115,084	0.4%
Thomas H. Lee Equity Fund VIII, L.P.(b),(e)	04/01/2022	(c)	106,020	108,298	0.0%
TiaraMed LP (Romania)(a),(b)	10/15/2021	(c)	0	35,202	0.0%
TowerBrook Investors IV (892), L.P.(a),(b)	01/02/2024	(c)	6,620,663	4,497,536	0.1%
TowerBrook Investors V (892), L.P.(a)	12/29/2023	(c)	9,763,009	13,416,884	0.2%
TowerBrook Structured Opportunities Fund (OS), L.P. (Canada)(a),(b)	06/30/2026	(c)	5,720,450	7,882,511	0.1%
TPG Asia V, L.P.(a),(b)	01/12/2022	(c)	339,243	68,085	0.0%
TPG Asia V, L.P.(a),(b)	06/30/2026	(c)	0	367,793	0.0%
TPG Asia VI, L.P.(a),(b)	01/12/2022	(c)	4,140,261	2,263,781	0.0%
TPG Growth Gator GenPar II, L.P.(b)	12/23/2019	(c)	1,817,581	2,792,761	0.0%
TPG Partners VI, L.P.(b)	10/31/2015	(c)	347,230	8,028	0.0%
TPG Partners VI, L.P.(a),(b)	06/30/2026	(c)	107,753	485,207	0.0%
TPG Partners VI, L.P.(b),(e)	01/12/2022	(c)	25,574	67,837	0.0%
TPG Partners VII, L.P.(b),(e)	01/12/2022	(c)	2,720,440	777,701	0.0%
TPG Partners VIII, L.P(e)	01/12/2022	(c)	5,143,935	5,297,524	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Trilantic Capital Partners VI Parallel (North America) L.P.(a)	03/31/2024	(c)	$6,909,437	$6,873,862	0.1%
Triton Fund 6 SCSp (Luxembourg)(a),(b)	08/29/2025	(c)	628,822	832,046	0.0%
Triton Fund IV, L.P. (Germany)(a)	03/28/2024	(c)	4,039,475	10,688,714	0.2%
Triton Fund V, L.P. (Germany)(a),(b)	03/28/2024	(c)	39,677,351	58,463,740	0.9%
VEPF IV Co-Invest 1A, L.P.(a),(b)	09/30/2024	(c)	16,834,791	28,050,191	0.4%
VEPF IV Co-Invest 2-A, L.P.(a),(b)	09/30/2024	(c)	5,571,554	4,452,303	0.1%
VEPF V Co-Invest 1-B, L.P.(a),(b)	09/30/2024	(c)	3,431,758	106,013	0.0%
VEPF V Co-Invest 2-B, L.P.(a),(b)	09/30/2024	(c)	1,569,252	1,772,693	0.0%
Viper Syndication L.P. (United Kingdom)(a),(b)	03/31/2026	(c)	10,999,221	12,097,572	0.2%
Vista Equity Endeavor Fund III, L.P.(a)	08/30/2025	(c)	1,026,322	1,144,923	0.0%
Vista Equity Partners Fund III (Parallel), L.P.(a),(b)	09/30/2024	(c)	218,662	16,808	0.0%
Vista Equity Partners Fund IV (Parallel), L.P.(a),(b)	09/30/2024	(c)	19,158,514	21,952,278	0.3%
Vista Equity Partners Fund VI-A, L.P.(a),(b)	09/30/2024	(c)	7,005,604	5,745,094	0.1%
Vista Equity Partners Fund VI-A, L.P.(a),(b)	09/30/2024	(c)	1,410,957	1,941,633	0.0%
Vista Equity Partners Fund VII(a),(b)	12/31/2024	(c)	28,827,603	25,413,622	0.4%
Vista Foundation Fund II-A, L.P.(a),(b)	09/30/2024	(c)	1,042,433	1,257,120	0.0%
Vista Foundation Fund V-A, L.P.(a)	08/27/2025	(c)	3,837,634	3,785,767	0.1%
Vistria Fund III, LP(a),(b)	03/31/2026	(c)	10,128,303	11,340,955	0.2%
Vistria Fund IV, LP(e)	03/31/2026	(c)	15,593,076	18,192,674	0.3%
Warburg Pincus Private Equity XII, L.P.(a),(b)	09/30/2021	(c)	4,328,068	3,161,211	0.0%
Warburg Pincus Private Equity XII, L.P.(b),(e)	01/12/2022	(c)	3,427,059	2,689,413	0.0%
Warburg Pincus XII, L.P.(b),(e)	12/30/2024	(c)	10,879,580	13,345,170	0.2%
Water Street Orion Fund Parallel, L.P.(a),(b)	10/13/2021	(c)	18,139,640	24,250,706	0.4%
Webster IV, L.P.(a),(b)	06/30/2025	(c)	8,016,314	9,901,376	0.1%
West Street Global Infrastructure Partners III, L.P.(b),(e)	04/21/2022	(c)	9,525,972	9,602,716	0.1%
West Street Infrastructure Partners IV (GSIP)(b),(e)	09/08/2022	(c)	1,421,254	1,914,521	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Cost	Value	Percent of Net Assets(1)
Secondary Private Investment Funds (continued)
Winston Equity Partners II(a),(b)	06/30/2026	(c)	$252,231	$352,121	0.0%
Wynnchurch Capital Partners V, L.P.(a),(b)	12/29/2023	(c)	5,500,157	7,734,643	0.1%
Total Secondary Private Investment Funds			2,761,226,518	3,241,859,258	48.0%
Common Stock
Constellation Energy(2)	01/07/2026	172,177	27,715,985	42,763,601	0.6%
Short-Term Investments
Other Investment Companies
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 3.60%(3)		427,905,819	427,905,819	427,905,819	6.3%
Total Investments			5,683,774,172	6,913,970,771	102.3%
Other Assets, less Liabilities				(155,538,253)	(2.3%)
Net Assets				$6,758,432,518	100.0%

Cost of Investments by asset type is as follows:

Co-Investments	$1,914,533,254
Primary Private Investment Funds	552,392,596
Secondary Private Investment Funds	2,761,226,518
Common Stock	27,715,985
Short-Term Investments	427,905,819

Total	$5,683,774,172

(a)	Investment is held by AMG Pantheon Lead Fund, LLC (the “Lead Fund”), a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(b)	Non-income producing.
(c)	Investment does not issue shares.
(d)	The investment’s value was determined using significant unobservable inputs.
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(1)	The percentages of net assets presented within the Consolidated Schedule of Investments are rounded to one decimal. Therefore, investments shown as 0.0% are less than 0.05% of net assets.
(2)

On January 7, 2026, the Fund received 172,177 restricted shares of Constellation Energy as part of a corporate action. The restricted shares are subject to contractual lock-up provisions, with 50% of the shares restricted through June 30, 2026 and the remaining 50% restricted through June 30, 2027. As of June 30, 2026, the Fund continued to hold 86,088.50 restricted shares. The cost and market value of the restricted shares were $13,857,992.50 and $21,381,800.75, respectively, representing 0.2% and 0.3% of the Fund’s net assets.

(3)	Yield shown represents the June 30, 2026, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at June 30, 2026, was as follows:

Country	% of Total Investments
Australia	0.7
Belgium	0.3
Brazil	0.2
Canada	1.6
Cayman Islands	0.0
Denmark	0.3
Finland	0.5
France	0.9
Germany	4.5
Guernsney	0.1
India	1.3
Ireland	0.8
Israel	0.0
Italy	0.6
Luxembourg	3.3
Netherlands	1.9
Norway	0.8
People’s Republic of China	0.9
Romania	0.0
Spain	0.5
Sweden	3.2
Switzerland	1.2
United Kingdom	6.6
United States of America	69.8

100.0

AMG Pantheon Fund, LLC

Notes to Schedule of Investments

June 30, 2026 (unaudited)

AMG Pantheon Fund, LLC (the “Fund”) records its investment in the Master Fund at value based on the net asset value per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below.

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments
Co-Investments	—	—	$323,553,778	$2,219,653,024	$2,543,206,802
Primary Private Investment Funds	—	—	9,687,488	648,547,803	658,235,291
Secondary Private Investment Funds	—	—	—	3,241,859,258	3,241,859,258
Common Stock	$42,763,601	—	—	—	42,763,601
Short-Term Investments
Other Investments Companies	427,905,819	—	—	—	427,905,819

Total Investments	$470,669,420	—	$333,241,266	$6,110,060,085	$6,913,970,771

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2026	$315,874,243	$9,653,219	$—	$325,527,462
Purchases	183,522	36,422	—	219,944
Sales & Distributions	(17,307)	(138,867)	—	(156,174)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain	17,307	3,437	—	20,744
Net change in unrealized appreciation/depreciation	7,496,013	133,277	—	7,629,290

Balance as of June 30, 2026	$323,553,778	$9,687,488	$—	$333,241,266

Net change in unrealized appreciation/depreciation on investments held at June 30, 2026	$7,566,199	$133,277	$—	$7,699,476

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of June 30, 2026. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements					Impact to Valuation from an Increase in Input (a)
	Fair Value as of June 30, 2026	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Co-Investments	$4,115,943	Recent Round of Financing/Option Pricing Model	Recent round of financing/ expected sale Term Volatility	N/A 1.75-3.50 40.0%-50.0%	N/A 2.32 43.26%	Increase Decrease Decrease

Co-Investments	1,124,576 310,193,836	Market Comparables	Public Company Multiples: Revenue EBITDA	3.38x-4.13x 8.25x-15.50x	4.00x 13.19x	Increase Increase

Co-Investments	925,354 2,872,652	Guideline Transaction Multiples	Revenue EBITDA	10.14x-10.14x 5.50x-5.50x	10.14x 5.50x	Increase Increase

Co-Investments	4,321,417	Discounted Cash Flows	Discount Rate Terminal Value Terminal Growth Rate	9.0%-16.5% 11.00x-11.00x 7.73%-7.73%	10.62% 11.00x 7.73%	Decrease Increase Increase

Primary Private Investment Funds	9,687,488	Discounted Cash Flows	Discount Rate	9.0%-9.0%	9.0%	Decrease

Total	$333,241,266

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA Earnings before interest, taxes, depreciation and amortization

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such

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amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

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Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 10 to 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•	Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-

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investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of June 30, 2026, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments*	Remaining life**	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$5,244,739,796	$1,396,956,496	1-10 years	Not Redeemable	N/A	N/A
Growth Equity (b)	692,711,426	250,078,098	1-10 years	Not Redeemable	N/A	N/A
Infrastructure (c)	146,164,447	13,097,899	4-13 years	Not Redeemable	N/A	N/A
Private Debt (d)	119,056,928	9,373,141	1-9 years	Not Redeemable	N/A	N/A
Real Assets (e)	10,436,668	2,580,477	4-8 years	Not Redeemable	N/A	N/A
Special Situations (f)	31,188,956	35,856,280	1-7 years	Not Redeemable	N/A	N/A
Venture (g)	199,003,130	76,192,128	4-12 years	Not Redeemable	N/A	N/A

Total	$6,443,301,351	$1,784,134,519

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investments based on the situation, rather than their underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.

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*

As of the period ended June 30, 2026, the unfunded commitment amounts include unfunded commitments for six Primary Investment Funds in the Buyout investment category of $297,676,989. The effective dates of the first capital calls are still to be determined.

**

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.